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                    [DRINKER, BIDDLE & REATH LLP LETTERHEAD]


                                   May 6, 2002

VIA EDGAR TRANSMISSION
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

             Re:    THE GALAXY VIP FUND
                    FILE NOS. (33-49290/811-6726)

Ladies and Gentlemen:

             On behalf of The Galaxy VIP Fund (the "Trust") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that (i) the Prospectuses and Statements of Additional Information listed below that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from those Prospectuses and Statements of Additional Information contained in the Trust's most recent Post- Effective Amendment to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended, ("PEA #14"), which was filed on April 30, 2002; and (ii) the text of PEA #14 has been filed electronically.

             The Prospectuses and Statements of Additional Information referenced above, which would otherwise have been filed pursuant to Rule 497(c), are:

             (1) Prospectus dated April 30, 2002 for the Money Market Fund, Equity Fund, Growth and Income Fund, Small Company Growth Fund, Columbia Real Estate Equity Fund II, Asset Allocation Fund, High Quality Bond Fund and Columbia High Yield Fund II;

             (2) Prospectus dated April 30, 2002 for the Columbia Real Estate Equity Fund II and High Quality Bond Fund;

             (3) Statement of Additional Information dated April 30, 2002 for the Money Market Fund, Equity Fund, Growth and Income Fund, Small Company Growth Fund, Columbia Real Estate Equity Fund II, Asset Allocation Fund, High Quality Bond Fund and Columbia High Yield Fund II;

             (4) Statement of Additional Information dated April 30, 2002 for the Columbia Real Estate Equity Fund II and High Quality Bond Fund.

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[DRINKER, BIDDLE & REATH LLP LETTERHEAD]


             Questions and comments concerning this letter may be directed to the undersigned at (215) 988-3350.

                                               Very truly yours,


                                               /s/Sara Mostafa
                                               ---------------------------
                                               Sara Mostafa











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